Securities (Tables)	12 Months Ended
Dec. 31, 2018
Securities [Abstract]
Amortized Cost And Fair Value Of Available-For-Sale Securities Portfolio

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2018
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$9,978	$2	$99	$9,881
Mortgage-backed securities - residential	167	3	-	170
Collateralized mortgage obligations	62	1	-	63
Total	$10,207	$6	$99	$10,114

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2017
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$11,499	$-	$82	$11,417
Mortgage-backed securities - residential	236	8	-	244
Collateralized mortgage obligations	110	2	-	112
Total	$11,845	$10	$82	$11,773

Securities Classified By Maturity Date

	December 31, 2018		December 31, 2017
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$3,495	$3,472	$3,002	$2,993
Due from one to five years	6,483	6,409	8,497	8,424
Mortgage-backed securities - residential	167	170	236	244
Collateralized mortgage obligations	62	63	110	112
Total	$10,207	$10,114	$11,845	$11,773

Fair Value Of Securities Pledged

	2018	2017
Pledged as collateral for:
FHLB advances	$4,058	$4,641
Public deposits	1,997	2,018
Interest-rate swaps	104	145
Total	$6,159	$6,804

Securities With Unrealized Losses

December 31, 2018	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$499	$1	$8,401	$98	$8,900	$99
Total temporarily impaired	$499	$1	$8,401	$98	$8,900	$99

December 31, 2017	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$6,947	$51	$4,470	$31	$11,417	$82
Total temporarily impaired	$6,947	$51	$4,470	$31	$11,417	$82